Subsequent Events (Second Amendment and Restatement of the Operating Partnership Agreement) (Details) (USD $)	12 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class B Contingent Units [Member]	Jan. 14, 2013 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member]	Feb. 08, 2013 Subsequent Event [Member] Class B Contingent Units [Member]	Dec. 31, 2012 Subsequent Event [Member] Class B Contingent Units [Member]	Mar. 26, 2013 Subsequent Event [Member] Class B Contingent Units [Member]	Dec. 31, 2016 Subsequent Event [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2015 Subsequent Event [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2014 Subsequent Event [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Subsequent Event [Member] Class B Contingent Units [Member] Scenario, Forecast [Member] item	Dec. 31, 2012 Subsequent Event [Member] The Estates At Maitland [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Subsequent Event [Member] Estates At Milenia - Phase II [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Subsequent Event [Member] Midlothian Town Center - East Or Venetian [Member] Class B Contingent Units [Member] Scenario, Forecast [Member]
Subsequent Event [Line Items]
Temporary shares issued	273,326	273,326			546,132			14,307
Distribution amount						$ 0.375			$ 1.25	$ 0.75	$ 0.375
Per annum distribution rate	1.50%								5.00%	3.00%	1.50%
Number of tranches												4
Stock conversion, minimum physical occupancy rate of contributed proeprties			90.00%
Number of units converted upon stabilization or sale													52,728.75	52,728.75	105,457.50
Conversion price												$ 100.00
Stock conversion, threshold of trading days				20 days			20 days
Stock conversion, minimum share price							$ 9.00